Class A C R R6 Y [Member] Expense Example - Class A C R R6 Y - PUTNAM CONVERTIBLE SECURITIES FUND	Oct. 31, 2025 USD ($)
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 280
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	1,885
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	1,741
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,522
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	944
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	$ 882